UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2020 to April 30, 2020

Commission File Number of issuing entity: 333-210906-01

Central Index Key Number of issuing entity: 0001236424

Nissan Master Owner Trust Receivables

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210906

Central Index Key Number of depositor: 0001236416

Nissan Wholesale Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 725-1664

(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2017-C, Asset Backed Notes	☐	☐	☒

Series 2019-A, Asset Backed Notes	☐	☐	☒

Series 2019-B, Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2020 to April 30, 2020. Please refer to the Form ABS-15G filed by the Securitizer on February 4, 2020 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.	Asset Representations Reviewer and Investor Communication.

With respect to the Series 2017-C Notes, there is nothing to report.

With respect to the Series 2019-A Notes, there is nothing to report.

With respect to the Series 2019-B Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association (“U.S. Bank”), has provided the information contained in the following six paragraphs for purposes of compliance with Regulation AB.

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one of more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Transfer and Servicing Agreement), currently retains, a material net economic interest that is not less than 5% of the nominal value of the securitized exposures (the “Retained Interest”), in the form of an originator’s interest in accordance with the text of option (b) of Article 6(3) of the EU Securitization Regulation (as defined in the Transfer and Servicing Agreement), as in effect on the New RR Amendment Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement).

NMAC has not hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest (and has not permitted NWRC II or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) except to the extent permitted in accordance with the EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

NMAC has not changed the mode of retention or method of calculating the Retained Interest, except in accordance with those EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

Item 10.	Exhibits.

(a)	Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.2 Monthly Servicer’s Certificate for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.3 Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

99.4 Monthly Servicer’s Certificate for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

99.5 Monthly Servicer’s Statement for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

99.6 Monthly Servicer’s Certificate for the month of April 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
(Depositor)

Date: May 27, 2020	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer